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             U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.
                      Please print or type.

1.   Name and address of issuer:

     College Retirement Equities Fund
     730 Third Avenue
     New York, New York 10017-3206

2.   Name of each series or class of funds for which this notice is filed:
          Stock Account                 Global Equities Account
          Money Market Account          Growth Account
          Bond Account                  Equity Index Account
          Social Choice Account

3.   Investment Company Act File Number:     811-4415

     Securities Act File Number:   33-480

4.   Last day of fiscal year for which this notice is filed:

          December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                             [  ]

6.   Date of termination of issuer's declaration under rule 24f-
     2(a)(1), if applicable (see Instruction A.6):


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          None
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9.   Number and aggregate sale price of securities sold during the fiscal year:
          Number of shares:                      73,549,273
          Aggregate sales price:             $4,086,660,978

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:
          Number of shares:                      73,549,273
          Aggregate sales price:             $4,086,660,978

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          None

12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities
          sold during the fiscal year in
          reliance on rule 24f-2 (from Item 10):  $4,086,660,978
                                                  _________________
    (ii)  Aggregate price of shares issued in
          connection with dividend reinvestment
          plans (from Item 11, if applicable):    +     -0-
                                                  _________________
   (iii)  Aggregate price of shares redeemed or
          repurchased during the fiscal year
          (if applicable):                        -2,848,734,098
                                                  _________________
    (iv)  Aggregate price of shares redeemed or
          repurchased and previously applied as
          a reduction to filing fees pursuant
          to rule 24e-2 (if applicable):          +     -0-
                                                  _________________
     (v)  Net aggregate price of securities
          sold and issued during the fiscal
          year in reliance on rule 24f-2
          [line (i), plus line (ii), less
          line (iii), plus line (iv)]
          (if applicable):                         1,237,926,880
                                                  _________________
    (vi)  Multiplier prescribed by Section
          6(b) of the Securities Act of 1933
          or other applicable law or regulation
          (see Instruction C.6):                  x       1/2900
                                                  _________________

   (vii)  Fee due [line (i) or line (v)
          multiplied by line (vi)]:                    426,872.00
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Instruction:   Issuers should complete lines (ii), (iii), (iv),
               and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
     202.3a).

                                                              [X]


     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

          February 16, 1996


                           SIGNATURES


     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                   /s/ Richard L. Gibbs
                                   _______________________________
                                   Richard L. Gibbs
                                   Executive Vice President



     Date:  February 13, 1996





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COLLEGE RETIREMENT EQUITIES FUND        Charles H. Stamm
730 Third Avenue                        Executive Vice President
New York, New York 10017-3206           and General Counsel
                                        (212) 916-4700



                                   February 15, 1996


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


     Re:  Rule 24f-2 Notice for College Retirement Equities Fund
          (Registration No. 33-480)

Ladies and Gentlemen:

          It is my opinion that the securities issued in accordance with the captioned filing and which this Notice makes definite in number were legally issued and non-assessable. The variable annuity contracts contemplate but do not require the payment of additional premiums. Therefore, they may not be deemed to be fully paid.

                                   Very truly yours,

                                   /s/ Charles H. Stamm

                                   Charles H. Stamm
                                   Executive Vice President
                                    and General Counsel



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